Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Parenthetical) (Detail)			12 Months Ended
	Apr. 17, 2018	Feb. 14, 2017	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Celg Distribuicao SA [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Proportion of ownership interest in subsidiary		99.88%	99.93%